Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - USD ($)			12 Months Ended
	Apr. 29, 2016	Apr. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board			$ 4,165,000	$ 5,248,000	$ 6,277,000
Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board			361,000	327,000	704,000
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board			$ 118,000	$ 109,000	$ 159,000
Francisco de Borja Acha Besga [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.			Foreigner	Foreigner	Foreigner
Position			Chairman	Chairman	Chairman
Period in position			January - December 2017	January - December 2016	June - December 2015
Enel Américas Board	$ 0
José Antonio Vargas Lleras [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.			Foreigner	Foreigner
Position			Vice Chairman	Vice Chairman
Period in position			January - December 2017	May - December 2016
Enel Américas Board	$ 0
Enrico Viale [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.			Foreigner	Foreigner
Position			Director	Director
Period in position			January - December 2017	May - December 2016
Enel Américas Board		$ 0
Livio Gallo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.			Foreigner	Foreigner
Position			Director	Director
Period in position			January - December 2017	May - December 2016
Enel Américas Board		$ 0
Hernán Somerville Senn [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.			4.132.185-7	4.132.185-7	4.132.185-7
Position			Director	Director	Director
Period in position			January - December 2017	January - December 2016	January - December 2015
Hernán Somerville Senn [Member] | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board			$ 121,000	$ 105,000	$ 146,000
Hernán Somerville Senn [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board			$ 40,000	$ 35,000	$ 56,000
Patricio Gomez Sabaini
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.			Foreigner	Foreigner
Position			Director	Director
Period in position			January - December 2017	May - December 2016
Patricio Gomez Sabaini | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board			$ 121,000	$ 74,000
Patricio Gomez Sabaini | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board			$ 39,000	$ 25,000
Domingo Cruzat Amunátegui [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.			6.989.304-K	6.989.304-K
Position			Director	Director
Period in position			January - December 2017	May - December 2016
Domingo Cruzat Amunátegui [Member] | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board			$ 119,000	$ 74,000
Domingo Cruzat Amunátegui [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board			$ 39,000	$ 25,000
Herman Chadwick Pinera [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.				4.975.992-4	4.975.992-4
Position				Vice Chairman	Director
Period in position				January - December 2016	June - December 2015
Herman Chadwick Pinera [Member] | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board				$ 37,000	$ 82,000
Herman Chadwick Pinera [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board				$ 12,000	$ 33,000
Francesco Starace [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.				Foreigner	Foreigner
Position				Vice Chairman	ViceChairman
Period in position				January-April 2016	June - December 2015
Rafael Fernández Morandé [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.				6.429.250-1	6.429.250-1
Position				Director	Director
Period in position				January-April 2016	January - December 2015
Rafael Fernández Morandé [Member] | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board				$ 37,000	$ 149,000
Rafael Fernández Morandé [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board				$ 12,000	$ 56,000
Alberto de Paoli [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.				Foreigner	Foreigner
Position				Director	Director
Period in position				January - April 2016	January - December 2015
Francesco Di Carlo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.				Foreigner	Foreigner
Position				Director	Director
Period in position				January – April 2016	April - December 2015
Pablo Yrarrazaval Valdes
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.					5.710.967-K
Position					Chairman
Period in position					Year 2014
Pablo Yrarrazaval Valdes | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board					$ 31,000
Jorge Rosenblut Ratinoff
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.					6.243.657-3
Position					Chairman
Period in position					January - June 2015
Jorge Rosenblut Ratinoff | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board					$ 119,000
Borja Prado Eulate
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.					Foreigner
Position					ViceChairman
Period in position					January - April 2015
Borja Prado Eulate | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board					$ 69,000
Carolina Schmidt Zaldivar
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.					7.052.890-8
Position					Director
Period in position					January - June 2015
Carolina Schmidt Zaldivar | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board					$ 51,000
Carolina Schmidt Zaldivar | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board					$ 13,000
Andrea Brentan
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.					Foreigner
Position					Director
Period in position					January - April 2015
Andrea Brentan | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board					$ 35,000
Leonidas Vial Echeverria
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.					5.719.922-9
Position					Director
Period in position					Year 2014
Leonidas Vial Echeverria | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Américas Board					$ 23,000